Cash and cash equivalents and unutilized overdraft facilities (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents and unutilized overdraft facilities
Schedule of available liquidity and unutilized overdraft facilities and credit lines

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Cash and cash equivalents	404	802	257
Unutilized overdraft facilities and credit lines	9,116	9,935	9,785
Total available liquidity	9,520	10,737	10,042

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Unutilized overdraft facilities and credit lines
Overdraft facilities granted	1,662	1,240	1,240
Overdraft facilities utilized	(355)	(22)	(305)
Total unutilized overdraft facilities	1,307	1,218	935
Unutilized credit lines	7,809	8,717	8,850
TOTAL UNUTILIZED OVERDRAFT FACILITIES AND CREDIT LINES	9,116	9,935	9,785

Schedule of exchange rate difference in cash and cash equivalents

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Exchange rate differences in cash and cash equivalents at January 1	(2)	(8)	3
Exchange rate differences in cash flow for the year	28	28	47
Total exchange rate differences in cash and cash equivalents for the year	26	20	50